OneAmerica Value Portfolio (Prospectus Summary) | OneAmerica Value Portfolio
Value Portfolio
Investment Objective:
Seeks to provide long-term capital appreciation.
The Portfolio seeks current investment income as a secondary objective.
Fees and Expenses of the Portfolio:
This describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If included, the fees and expenses shown below would be higher.
Annual Portfolio Operating Expenses as of December 31, 2011 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OneAmerica Value Portfolio	Class O	Advisor Class
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	none	0.30%
Other Expenses	0.09%	0.09%
Total Annual Portfolio Operating Expenses	0.59%	0.89%

Example
This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example OneAmerica Value Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class O	60	189	330	738
Advisor Class	91	284	493	1,094

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in this example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 8 percent of the average value of its portfolio.
Principal Investment Strategies:
The Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term appreciation potential.
Using a bottom-up approach, the Portfolio concentrates on companies which appear undervalued compared to the market and their own historic valuation levels. Both quantitative and qualitative tools are utilized focusing on a "value" based equity strategy.

Important valuation criteria include price to sales, price to cash flow, price to adjusted earnings, profitability, capital adequacy and growth potential. The
Portfolio also focuses on management ability, insider ownership, industry position and liquidity of the underlying equity issues.

In addition to extensive fundamental analysis, the Investment Adviser also uses technical analysis. Its purpose is not to make investment decisions, but rather to assist in the timing of trading decisions.

The Portfolio may also invest in securities issued by foreign companies and it may invest in derivative instruments.
Principal Risks of Investing in the Portfolio:
An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the
Portfolio. The Portfolio is subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the principal risks of investing in the Portfolio are:

o Capitalization Risk. During an overall stock market decline, stock prices of small or medium-capitalization companies often fluctuate more and may fall more than stock prices of larger-capitalization companies. To the extent that the
  Portfolio invests in small or medium-capitalization companies, stocks of those companies have sometimes gone through extended periods of outperformance and underperformance relative to larger-capitalization companies. While potentially offering greater opportunities for capital growth than larger, more established companies, the equities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The
  Portfolio may be particularly subject to the potential risks and volatility of investing in equities.

o Derivatives Risk. The Portfolio's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of the Portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. The Portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Portfolio will be able to engage in these transactions to reduce exposure to other risks.

o Foreign Investment Risk. The Portfolio may invest in equity securities issued by foreign companies, which may pose a greater degree of risk. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the equities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

o Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

o Manager Risk. The manager's selection of securities for the Portfolio may cause the Portfolio to underperform other funds or benchmarks.

o Market Risk. Although equities historically have outperformed other asset classes over the long-term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

o Style Risk. If at any time the market does not favor the Portfolio's investment style, the Portfolio's gains may not be as big as, or its losses may be bigger than other equity funds using different investment styles. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by the Portfolio managers may not perform as anticipated because stocks that appear undervalued may remain undervalued indefinitely, or may, in fact, be fairly valued.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information:
The bar chart and tables below provide some indication of the risks of investing in the Value Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the last ten (10) years. Performance numbers shown in the
Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2011, compared to the Standard & Poor's 500
Composite Stock Price Index (the "S&P 500® Index") for one (1) year, five (5)
years and ten (10) years. Investors cannot directly invest in an index and unlike the Portfolio; an index is unmanaged and does not incur transaction or other expenses. Performance information for the Advisor Class shares prior to March 31, 2003 represents performance for the Portfolio's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar annual returns (because all the Portfolio's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. These charges and fees will reduce returns. The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Annual Returns, Class O Shares (by calendar year 2002-2011)

Highest/Lowest quarterly results during this time period for the Class O shares were:

Highest: 18.6 percent (3rd quarter ended September 30, 2009)

Lowest: -24.1 percent (4th quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns OneAmerica Value Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class O	Value Class O	(2.36%)	(1.16%)	5.56%
Advisor Class	Value Advisor Class	(2.65%)	(1.45%)	5.25%
S&P 500® Index	S&P 500® Index	2.11%	(0.25%)	2.92%